TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 2,206	$ 238	$ 494
Domestic taxes: Deferred taxes	(157)		(211)
Domestic	2,049	238	283
Foreign taxes: Current taxes	3,165	5,323	3,844
Foreign taxes: Deferred taxes	(2,151)	91	(2,476)
Foreign	1,014	5,414	1,368
Taxes on income	$ 3,063	$ 5,652	$ 1,651